Financial Risk Management - Summary of Impact of Fluctuation in Foreign Currency Exchange Rates on Group's Monetary Assets and Liabilities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Financial Instruments [Line Items]
Increase in company's monetary assets and liabilities with the effect of foreign currency exchange rate	₩ 2,109	₩ 534
Decrease in company's monetary assets and liabilities with the effect of foreign currency exchange rate	(2,109)	(534)
USD
Disclosure Of Financial Instruments [Line Items]
Increase in company's monetary assets and liabilities with the effect of foreign currency exchange rate	1,468	271
Decrease in company's monetary assets and liabilities with the effect of foreign currency exchange rate	(1,468)	(271)
JPY
Disclosure Of Financial Instruments [Line Items]
Increase in company's monetary assets and liabilities with the effect of foreign currency exchange rate	201	123
Decrease in company's monetary assets and liabilities with the effect of foreign currency exchange rate	(201)	(123)
Others
Disclosure Of Financial Instruments [Line Items]
Increase in company's monetary assets and liabilities with the effect of foreign currency exchange rate	440	140
Decrease in company's monetary assets and liabilities with the effect of foreign currency exchange rate	₩ (440)	₩ (140)